ACQUISITIONS - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 02, 2024	Feb. 06, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2022
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired			$ 10,890		$ 84	$ 506
Goodwill			14,601	$ 14,601	7,520	7,626
Acquisition-related costs			95		123	31
Bridge Loan | Unsecured Debt
Business Acquisition [Line Items]
Debt instrument, term	60 days
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired			10,900
VCS Business
Business Acquisition [Line Items]
Consideration transferred	$ 14,157
Aggregate cash paid	$ 11,156
Business acquisition, equity interest issued( in shares)	58,608,959
Goodwill	$ 7,576		7,607	7,607
Acquisition-related costs			40		80
Amortization of the step-up to fair value of inventory and backlog			834
Working capital adjustments and other transaction-related items				8
Accounts receivable	$ 408		$ 413	$ 413
TCC
Business Acquisition [Line Items]
Consideration transferred		$ 920
Goodwill							$ 876
Acquisition-related costs					29
Working capital adjustments and other transaction-related items						$ 41
Accounts receivable					12
TCC acquisition-related gain					$ 697
TCC | TCC | Toshiba Corporation
Business Acquisition [Line Items]
Ownership percentage							5.00%